Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other comprehensive income/(loss)
Other comprehensive income/loss, tax	¥ 0	¥ 0	¥ 0